SEGMENTED INFORMATION - Summary of Consolidated Property, Plant and Equipment and Equity-accounted Investments Split by Geographical Region (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 76,215	$ 66,551
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	37,931	34,303
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	12,431	10,585
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,116	7,483
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,319	5,622
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	5,976	5,046
Asia-Pacific
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,550	3,320
Other
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 892	$ 192